Reporting Entity - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [Abstract]
Name of reporting entity or other means of identification	TFI International Inc.
Domicile of entity	Canada
Address of entity's registered office	8801 Trans-Canada Highway, Suite 500, Montreal, Quebec, H4S 1Z6.